Financial Risk Management - Market Price Fluctuations - Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 01, 2021 USD ($)	Mar. 01, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 8,849.0	$ 7,261.0
Market value	382.7	288.0
Net gains (losses) on investments	313.1	1,716.2
Holding company cash and investments
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 5,613.0	$ 4,148.7
CPI-linked derivatives
Disclosure of detailed information about financial instruments [line items]
Average life (in years)	2 years 8 months 12 days	2 years 9 months 18 days
Notional amount	$ 74,906.0	$ 99,804.7
Market value	2.8	6.7
Equity price risk | Investment Portfolio With Ten Largest Issuers
Disclosure of detailed information about financial instruments [line items]
Common equity instrument	$ 4,981.5	$ 5,136.2
Risk exposure percentage	11.50%	13.20%			11.50%	11.50%	13.20%	13.20%
Currency risk
Disclosure of detailed information about financial instruments [line items]
Change in interest rate on investments	10.00%
Bottom of range | Equity price risk
Disclosure of detailed information about financial instruments [line items]
Change in interest rate on investments	10.00%	5.00%
Top of range | Equity price risk
Disclosure of detailed information about financial instruments [line items]
Change in interest rate on investments	20.00%	10.00%
3.95% Unsecured Senior Notes Due March 3, 2031 | Subsequent Events
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 671.6	$ 850,000,000.0
5.84% due October 14, 2022 (Cdn$450.0) | Holding company cash and investments
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 350.1	$ 343.9			$ 446,000,000.0
4.50% due March 22, 2023 (Cdn$400.0) | Holding company cash and investments
Disclosure of detailed information about financial instruments [line items]
Notional amount	314.0	308.5			$ 400,000,000.0
Non-insurance associates
Disclosure of detailed information about financial instruments [line items]
Fair value of investments in associates	5,609.8	6,494.4
Eurobank Ergasias S.A
Disclosure of detailed information about financial instruments [line items]
Common equity instrument		1,041.0
Eurobank Ergasias S.A | Equity price risk | Investment Portfolio With Single Largest Issuer
Disclosure of detailed information about financial instruments [line items]
Common equity instrument	$ 1,166.3	$ 1,164.4
Risk exposure percentage	2.70%	3.00%			2.70%	2.70%	3.00%	3.00%
Canada
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedge of net investment in Canadian subsidiaries	$ (38.0)	$ (105.6)
Canada | Unsecured senior notes | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Borrowings					$ 2,796,000,000.0		$ 2,796,000,000.0
Borrowings at fair value	2,397.6	2,270.0
Europe
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedge of net investment in Canadian subsidiaries	(75.8)	(35.3)
Europe | Unsecured senior notes | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Borrowings | €						€ 750.0		€ 277.0
Borrowings at fair value	1,023.9	336.2
United States, European Union, and United Kingdom | CPI-linked derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	27,215.3	1,800.3
CPI-linked derivatives
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) on investments	$ (13.9)	$ (12.3)